Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment, net	€ 24,135	€ 23,774
Thereof pledged assets of Property, Plant and Equipment	12,929	13,069
European Investment Bank
Property, plant and equipment
Assets as collateral to bank			€ 10,000
Property
Property, plant and equipment
Property, plant and equipment, net	18,634	18,698
Machinery
Property, plant and equipment
Property, plant and equipment, net	4,486	3,982
Other PPE
Property, plant and equipment
Property, plant and equipment, net	958	1,039
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 57	€ 55